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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name: PIMCO California Municipal Income Fund III

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2008

Date of Reporting Period: December 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–92.8%
	California–92.8%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$999,260
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A+	3,313,664
11,725	5.35%, 11/15/32	NR/A+	12,114,036
	Burbank Public Finance Auth., Tax Allocation, San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,152,070
1,000	5.50%, 12/1/33	NR/BBB	1,013,010
2,000	Butte-Glenn Community College Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/NR	2,084,780
2,000	Capistrano Unified School Dist., Community Facs. Dist., Special Tax,
	6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (b)	NR/NR	2,276,540
500	Carson Public Financing Auth., Special Assessment,
	5.00%, 9/2/31, Ser. B	NR/NR	443,540
1,000	Cathedral City Public Financing Auth., Tax Allocation,
	5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,026,430
1,150	Ceres Redev. Agcy., Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,192,274
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Aaa/AAA	884,620
2,940	zero coupon, 8/1/29	Aaa/AAA	866,183
	Chula Vista Community Facs. Dist., Special Tax,
2,000	5.125%, 9/1/36	NR/NR	1,715,700
1,600	5.75%, 9/1/33	NR/NR	1,535,888
675	6.15%, 9/1/26	NR/NR	683,957
1,620	6.20%, 9/1/33	NR/NR	1,641,384
1,000	City of Carlsbad, Special Assessment, 6.00%, 9/2/34	NR/NR	1,005,540
	Contra Costa Cnty. Public Financing Auth., Tax Allocation, Ser. A,
1,415	5.625%, 8/1/33	NR/BBB	1,440,979
6,585	5.625%, 8/1/33, (Pre-refunded @ $100, 8/1/13) (b)	NR/BBB	7,358,606
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,801,387
	Educational Facs. Auth. Rev.,
2,455	Loyola Marymount, zero coupon, 10/1/34 (MBIA)	Aaa/NR	640,190
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,095,300
500	Franklin-McKinley School Dist., GO,
	5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA) (b)	Aaa/AAA	544,810
	Fremont Community Facs. Dist. No. 1, Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,125,138
5,000	6.30%, 9/1/31	NR/NR	5,045,200
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	10,423,305
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,514,291
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
10,000	5.00%, 6/1/33, Ser. A	Baa3/BBB	8,657,200

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$10,000	5.00%, 6/1/35, Ser. A (FGIC) (h)	Aaa/AAA	$10,092,000
9,000	5.00%, 6/1/45 (AMBAC-TCRS) (h)	Aaa/AAA	9,105,120
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (h)	Aaa/AAA	4,017,040
18,000	6.25%, 6/1/33, Ser. A	Aaa/AAA	19,753,920
38,490	6.75%, 6/1/39, Ser. A, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	44,500,983
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,971,300
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,139,500
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,127,450
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	2,052,620
1,550	5.25%, 1/1/26	NR/A+	1,588,223
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	Aa3/AA−	2,111,700
7,750	Infrastructure & Economic Dev. Bank Rev.,
	Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @
	$100, 1/1/28) (AMBAC) (b) (h)	Aaa/AAA	8,461,683
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	3,045,840
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,141,360
3,725	La Mesa-Spring Valley School Dist., GO,
	5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/12) (FGIC) (b)	Aaa/AAA	4,014,731
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	19,881
825	Lee Lake Water Dist. Community Facs. Dist. No. 2, Montecito Ranch,
	Special Tax, 6.125%, 9/1/32	NR/NR	819,522
5,000	Long Beach Community College Dist., GO,
	5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA) (b)	Aaa/AAA	5,429,550
	Los Angeles Department of Water & Power Rev., Ser. A (h),
6,000	4.75%, 7/1/30 (FSA)	Aaa/AAA	6,060,240
10,000	5.00%, 7/1/30	Aa3/AA−	10,314,500
20,000	5.00%, 7/1/35 (FSA)	Aaa/AAA	20,800,200
	Los Angeles Unified School Dist., GO,
3,000	5.125%, 1/1/27, Ser. E, (Pre-refunded @ $100, 7/1/12) (MBIA) (b)	Aaa/AAA	3,242,430
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,409,730
4,585	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax,
	5.20%, 9/1/36	NR/NR	3,952,545
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,136,250
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (b),
985	5.25%, 9/1/27	NR/A	1,077,826
1,545	5.25%, 9/1/33	NR/A	1,692,130

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$5,000	Orange Cnty. Community Facs. Dist., Ladera Ranch, Special Tax,
	5.55%, 8/15/33, Ser. A	NR/NR	$4,801,800
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	5,033,300
	Orange Cnty. Water Dist. Rev., CP, Ser. B (MBIA),
1,000	5.00%, 8/15/28	Aaa/AAA	1,027,010
5,525	5.00%, 8/15/34 (h)	Aaa/AAA	5,660,418
5,000	Pajaro Valley Unified School Dist., GO,
	5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (b) (h)	Aaa/AAA	5,448,100
2,000	Palm Desert Financing Auth., Tax Allocation,
	5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,075,800
6,455	Pasadena Water Rev., 5.00%, 6/1/33 (FGIC) (h)	Aaa/AAA	6,608,177
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,448,803
	Poway Unified School Dist., Special Tax, Community Facs. Dist. No. 6,
1,700	5.125%, 9/1/28, Area B	NR/NR	1,551,301
1,950	5.125%, 9/1/28	NR/BBB	1,837,290
1,285	6.05%, 9/1/25	NR/NR	1,311,432
2,100	6.125%, 9/1/33	NR/NR	2,144,856
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,125,900
500	Rocklin Unified School Dist. Community Facs., Special Tax,
	5.00%, 9/1/29 (MBIA)	Aaa/AAA	512,840
1,360	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2,
	6.25%, 9/1/23, Ser. A	NR/NR	1,354,750
10,820	Sacramento Cnty. Water Financing Auth. Rev.,
	5.00%, 6/1/34, (Pre-refunded @ $100, 6/1/13) (AMBAC) (b) (h)	Aaa/AAA	11,763,071
8,000	Sacramento Muni Utility Dist., Electric Rev.,
	5.00%, 8/15/33, Ser. R (MBIA) (h)	Aaa/AAA	8,236,080
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA) (h)	Aaa/AAA	12,525,156
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A (a),
890	5.60%, 9/1/21	NR/NR	834,259
580	5.70%, 9/1/26	NR/NR	547,607
1,700	5.75%, 9/1/36	NR/NR	1,586,287
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	513,782
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,840,620
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	9,068,838
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev.,
	5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,541,235
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,100,230
15,700	San Marcos Public Facs. Auth., Tax Allocation,
	5.00%, 8/1/33, Ser. A (FGIC) (h)	Aaa/AAA	16,043,830

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
$2,515	zero coupon, 8/1/26	Aaa/AAA	$1,001,322
3,520	zero coupon, 8/1/28	Aaa/AAA	1,253,965
2,500	zero coupon, 8/1/30	Aaa/AAA	796,750
3,780	zero coupon, 8/1/31	Aaa/AAA	1,139,935
3,770	zero coupon, 8/1/32	Aaa/AAA	1,075,393
	Santa Margarita Water Dist., Special Tax,
1,820	6.25%, 9/1/29	NR/NR	1,840,511
4,125	6.25%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	4,417,092
3,550	Santa Monica Community College Dist., GO,
	zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,312,044
1,205	Sequoia Union High School Dist., GO,
	5.00%, 7/1/23, (Pre-refunded @ $102, 7/1/11) (MBIA) (b)	Aaa/NR	1,302,689
4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33	NR/BBB	4,470,179
	Southern CA Public Power Auth., Power Project Rev., Magnolia Power,
	(Pre-refunded @ $100, 7/1/13) (AMBAC) (b),
12,200	5.00%, 7/1/33	Aaa/AAA	13,278,724
15,010	5.00%, 7/1/33 (h)	Aaa/AAA	16,337,184
4,095	State Department Veteran Affairs Home Purchase Rev.,
	5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,253,886
	State Public Works Board Lease Rev.,
1,105	Patton, 5.375%, 4/1/28	A2/A	1,140,769
4,600	Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,701,706
	Statewide Community Dev. Auth. Rev.,
1,150	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	1,096,192
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,545,925
1,250	Huntington Park Chapter School, 5.25%, 7/1/42, Ser. A	NR/NR	1,089,713
3,505	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,357,825
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	7,618,645
15,000	Memorial Health Services, 5.50%, 10/1/33	NR/A+	15,354,750
10,000	Sutter Health, 5.50%, 8/15/34	Aa3/AA−	10,290,200
2,500	Valleycare Health, 5.125%, 7/15/31, Ser. A	NR/NR	2,186,250
975	Windrush School, 5.50%, 7/1/37	NR/NR	936,566
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,062,540
2,000	Temecula Public Financing Auth. Community Facs. Dist.,
	Crowne Hill, Special Tax, 6.00%, 9/1/33	NR/NR	1,984,540
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	7,910,946
7,000	6.00%, 6/1/42	Baa3/NR	6,869,660
4,910	Gold Cnty., zero coupon, 6/1/33	NR/BBB	929,267
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,998,420

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$5,000	Tobacco Securitization Auth. of Southern California Rev.,
	5.00%, 6/1/37, Ser. A-1	Baa3/BBB	$4,222,200
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	3,027,497
	Univ. Rev. (FSA) (h),
5,500	4.75%, 5/15/35, Ser. F	Aaa/AAA	5,532,725
21,125	5.00%, 9/1/33, Ser. Q, (Pre-refunded @ $101, 9/1/11) (b)	Aaa/AAA	22,706,206
2,355	5.00%, 9/1/34, Ser. Q, (Pre-refunded @ $101, 9/1/11) (b)	Aaa/AAA	2,531,272
	Vernon Electric System Rev., Malburg Generating Station,
4,000	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	4,025,360
	West Basin Municipal Water Dist. Rev., CP,
1,000	5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,029,340
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,480,675
2,750	Woodland Finance Auth., Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,819,658
	Total California Municipal Bonds & Notes (cost—$552,287,674)		576,144,849
OTHER MUNICIPAL BONDS & NOTES–5.1%
	Florida–0.7%
4,720	Sarasota Cnty. Health Facs. Auth. Rev., 5.625%, 7/1/27	NR/NR	4,380,160
	Indiana–0.7%
5,000	Vigo Cnty. Hospital Auth. Rev., 5.70%, 9/1/37 (c)	NR/NR	4,524,850
	New York–0.4%
2,490	State Dormitory Auth. Hospital Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,681,406
	Pennsylvania–0.7%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. A,
1,000	5.00%, 11/15/28	Ba2/BB	859,470
4,000	5.375%, 11/15/40	Ba2/BB	3,464,200
			4,323,670
	Puerto Rico–2.3%
	Electric Power Auth. Power Rev., Ser. NN,
315	5.125%, 7/1/29, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	343,990
1,185	5.125%, 7/1/29	A3/AAA	1,294,056
	Public Building Auth. Rev., Gov’t Facs.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	4,207,442
290	5.25%, 7/1/36, Ser. D	Baa3/BBB−	290,803
	Puerto Rico Sales Tax Financing Corp., Rev., Ser. A,
23,200	zero coupon, 8/1/47 (AMBAC)	Aaa/AAA	3,065,648
29,200	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	2,589,456
26,300	zero coupon, 8/1/56	A1/A+	2,152,129
			13,943,524

PIMCO California Municipal Income Fund III
Schedule of Investments
December 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	South Dakota–0.3%
$2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	$1,800,520
	Total Other Municipal Bonds & Notes (cost–$32,707,058)		31,654,130
CALIFORNIA VARIABLE RATE NOTES (a)(c)(d)(e)–1.2%
2,000	Golden State Tobacco Securitization Corp. Rev.,
	10.377%, 6/1/35 (FGIC)	Aaa/NR	2,092,000
	Los Angeles Unified School Dist., GO (MBIA),
1,745	9.115%, 1/1/23	NR/NR	1,823,263
2,090	12.174%, 1/1/11	NR/NR	3,256,994
	Total California Variable Rate Notes (cost–$7,145,916)		7,172,257
OTHER VARIABLE RATE NOTES (e)–0.6%
	Puerto Rico–0.6%
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$3,978,120)	Ba1/BBB−	3,970,582
U.S. TREASURY BILLS (f)–0.4%
2,625	3.01%-3.21%, 2/28/08-3/13/08 (cost–$2,609,662)		2,609,662
	Total Investments before options written (cost–$598,728,430)–100.1%		621,551,480
Contracts
OPTIONS WRITTEN (g)–(0.1)%
	Call Options–(0.1)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
518	strike price $114, expires 2/22/08		(582,750)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
518	strike price $110, expires 2/22/08		(129,500)
	Total Options Written (premiums received–$714,845)		(712,250)
	Total Investments net of options written (cost–$598,013,585) –100.0%		$620,839,230

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,140,410, representing 1.63% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2007.
(f)	All or partial amount segregated as collateral for futures contracts.
(g)	Non-income producing.
(h)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CBOT – Chicago Board of Trade

CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
TCRS – Temporary Custodian Receipts
XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at December 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Short:	U.S. Treasury Bond Futures	(974)	$(113,349)	3/19/08	$ 900,016

(2) Transactions in options written for the three months ended December 31, 2007:

	Contracts	Premiums
Options outstanding, September 30, 2007	—	$—
Options written	1,036	714,845
Options outstanding, December 31, 2007	1,036	$714,845

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 29, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 29, 2008